Lease and Non-Lease Components of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of revenue
Revenue	$ 391,548,819	$ 393,229,831	$ 413,096,606
Time Charter
Disaggregation of revenue
Revenue	7,594,615	18,642,019	39,402,620
Time Charter | Lease component
Disaggregation of revenue
Revenue	6,060,914	16,551,871	30,584,686
Time Charter | Non-lease component
Disaggregation of revenue
Revenue	$ 1,533,701	$ 2,090,148	$ 8,817,934